PRELIMINARY COPIES


                                                   (File Nos. 2-67052; 811-3032)

                            SCHEDULE 14A INFORMATION

Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934
                                (Amendment No. )

Filed by the Registrant [X]
Filed by a Party other than the Registrant [ ]

Check the appropriate box:
        [X]  Preliminary Proxy Statement
        [ ]  Definitive Proxy Statement
        [ ]  Definitive Additional Materials
        [ ]  Soliciting Material Pursuant toss.240.14a-11(c) orss.240.14a-12

                                   FORUM FUNDS

                (Name of Registrant as Specified in its Charter)

                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

     [X]  No Fee Required
     [ ]  Fee  computed on  table below  per Exchange Act  Rules 14a-6(i)(1) and
          0-11

          1)   Title of each class of securities to which transaction applies:
               __________________________________

          2)   Aggregate number of securities to which transaction applies:
               __________________________________

          3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:
               __________________________________

          4)   Proposed maximum aggregate value of transaction:
               __________________________________

          5)   Total fee paid:
               __________________________________

     [ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

          1)   Amount Previously Paid:
               __________________________________

          2)   Form, Schedule or Registration Statement No.:
               __________________________________

          3)   Filing Party:
               __________________________________

          4)   Date Filed:
               __________________________________

                               PRELIMINARY COPIES


                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

February __, 2003

Dear Shareholder:


     The Board of Trustees of Forum Funds (the "Trust") has called a special meeting of the shareholders of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund (each a "Forum Series," collectively the "Forum Series"), each a series of the Trust, to approve the reorganization of the Forum Series' into the Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Monarch Series," collectively the "Monarch Series"), respectively (each a "Reorganization"). The Monarch Series are series of Monarch Funds (the "Monarch Trust"), another registered investment company. The meeting is scheduled to be held on __________, 2003.

     The Board of Trustees of the Trust (the "Board") unanimously approved the Reorganizations and believes that it is in the best interests of the Forum Series' shareholders. Under each Reorganization, shareholders will exchange their Forum Series shares for an equal value of shares of the corresponding Monarch Series. As proposed, Forum Series shareholders holding Institutional Shares will receive Universal Shares of the corresponding Monarch Series, Forum Series shareholders holding Institutional Service Shares will receive Institutional Service Shares of the corresponding Monarch Series, and Forum Series shareholders holding Investor Shares will receive Investor Shares of the corresponding Monarch Series.

     In evaluating each Reorganization, please consider the following:

     o The Forum Series and the Monarch Series are each feeder funds in the same master-feeder structure. As such, they invest substantially all of their assets in the same corresponding master portfolio.
     o    The Forum  Series and the Monarch  Series  pursue the same  investment objectives and have the same investment strategies and investment policies.
     o The Forum Series and the Monarch Series have the same portfolio holdings and the same portfolio managers.
     o Although certain service provider fees of the Monarch Series are higher than those currently charged to their Forum Series counterparts, due to the resulting economies of scale, the Reorganization will result in lower gross expenses for the Forum Series.
     o After the Reorganization, the Monarch Series' performance will adopt the Forum Series' performance information.

     Shareholders are being asked to approve each Reorganization only with respect to the Forum Series in which they own shares. The approval of a Reorganization by the shareholders of one Forum Series is not contingent on the approval of the Reorganization by the shareholders of the other Forum Series.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE READ THE PROXY STATEMENT AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN MARCH __, 2003. IF YOU HAVE ANY QUESTIONS ABOUT THE PROXY STATEMENT, PLEASE CALL US AT (800) 943-6786.


     We appreciate your participation and prompt response and thank you for your continued support.

                                        Sincerely,



                                        John Y. Keffer
                                        President and Chairman of
                                        the Board of the Trustees

                               PRELIMINARY COPIES


                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101
                         _____________________________

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               ____________, 2003
                         _____________________________

To the Shareholders of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund:


     Notice is hereby given that a special meeting of shareholders (the "Meeting") of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund (each a "Forum Series"), each a series of Forum Funds (the "Trust"), will be held at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 on _________, 2003 at 10:00 a.m. (Eastern time). The purpose of the Meeting is:


     1. To approve the merger of Daily Assets Treasury Obligations Fund into Daily Assets Treasury Fund;

     2. To approve the merger of Daily Assets Government Obligations Fund into Daily Assets Government Fund;

     3. To approve the merger of Daily Assets Cash Fund into Daily Assets Cash Fund; and

     4. To transact such other business as may properly come before the Meeting.

     The Trust's Board of Trustees has fixed the close of business on _________, 2003 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any postponement or adjournment thereof. Please carefully read the accompanying Proxy Statement.

                                        By Order of the Board of Trustees,



                                        Leslie K. Klenk
                                        Secretary

Portland, Maine

________, 2003

YOUR VOTE IS VERY IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU TO INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY, DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED.

                               PRELIMINARY COPIES


TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------


INTRODUCTION                                                                   1
SUMMARY OF PROPOSAL                                                            3
DESCRIPTION OF THE TRANSACTION                                                 3
      GENERAL DESCRIPTION OF THE REORGANIZATION AND PLAN.......................3
      --------------------------------------------------
      SECURITIES TO BE ISSUED..................................................4
      -----------------------
      REASONS FOR THE REORGANIZATION...........................................4
      ------------------------------
COMPARISON OF SECURITY HOLDER'S RIGHTS                                         9
      COMPARISON OF CLASS STRUCTURES...........................................9
      ------------------------------
      COMPARISON OF INVESTMENT ADVISER AND ADVISORY FEES.......................9
      --------------------------------------------------
COMPARISON OF FEES AND EXPENSES                                                9
9OTHER MATTERS                                                                 9
      FEDERAL TAX CONSEQUENCES.................................................9
      ------------------------
      OUTSTANDING SHARES OF THE FORUM SERIESS.................................10
      ---------------------------------------
      OTHER FUND SERVICE PROVIDERS............................................12
      ----------------------------
      MATTERS INCORPORATED BY REFERENCE.......................................12
      ---------------------------------
      REPORTS TO SHAREHOLDERS.................................................12
      -----------------------
PRO FORMA FINANCIAL STATEMENTS
AGREEMENT AND PLAN OF REORGANIZATION (EXHIBIT A)
PROXY CARDS

                               PRELIMINARY COPIES


                                 PROXY STATEMENT

                          Acquisition of the Assets of
                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND

                                each a series of


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 943-6786


                   By and In Exchange for shares of beneficial
                                   interest of

                           DAILY ASSETS TREASURY FUND
                          DAILY ASSETS GOVERNMENT FUND
                             DAILY ASSETS CASH FUND,
                                  respectively

                                each a series of


                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 754-8757
                         _____________________________


                        SPECIAL MEETING OF SHAREHOLDERS
                                __________, 2003
                         _____________________________


                                  INTRODUCTION


     This Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of Forum Funds (the "Trust"), a Delaware business trust, on behalf of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund (each a "Forum Series"), each a series of the Trust. The Trust is a registered open-end investment company whose executive offices are located at Two Portland Square, Portland, Maine 04101. Proxies will be voted at a special meeting of shareholders (the "Meeting") of each Forum Series to be held at the offices of the Trust's administrator, Forum Administrative Services, LLC ("FAdS"), Two Portland Square, Portland, Maine 04101 on __________, 2003, at 10:00 a.m. (Eastern time), or at any postponement or adjournment thereof for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. The Notice of Meeting, this Proxy Statement and the proxy card are first being mailed to shareholders on or about __________, 2003.

     The Board has fixed the close of business on __________, 2003 as the record date (the "Record Date") for the determination of shareholders of each Forum Series entitled to notice of, and to vote at, the Meeting and any postponement or adjournment thereof. As of the Record Date there were _,___,___ shares outstanding of Daily Assets Treasury Obligations Fund, _,___,___ shares outstanding of Daily Assets Government Obligations Fund, and _,___,___ shares outstanding of Daily Assets Cash Fund. Each shareholder will be entitled to one vote for each whole Forum Series share and a fractional vote for each fractional Forum Series share held. Shares may be voted in person or by proxy. Shareholders holding one-third of the outstanding shares of a Forum Series as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business regarding the Forum Series at the Meeting. All properly executed proxies received in time to be voted at the Meeting will be counted at the Meeting and any adjournment thereof in accordance with the instructions marked thereon or otherwise provided therein.

     For purposes of determining the presence of a quorum and counting votes on the matters presented, Forum Series shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast at the Meeting. Broker non-votes are Forum Series shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote and for which the broker lacks discretionary voting authority. Under the Investment Company Act of 1940 (the "1940 Act"), the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting. For this reason, abstentions and broker non-votes have the effect of votes "AGAINST" a Proposal. In completing proxies, therefore, shareholders should be aware that checking the box labeled "ABSTAIN" would result in the shares covered by the proxy being treated as if they were voted "AGAINST" a Proposal.


     IF A CHOICE IS NOT SPECIFIED ON A PROPERLY EXECUTED PROXY THAT IS RETURNED IN TIME TO BE VOTED AT THE MEETING, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL FOR WHICH THE PROXY WAS SUBMITTED.

     If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve a Proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to a Proposal. Any adjournment will require the affirmative vote of a majority of shares represented in person or by proxy at the Meeting. In that case, the persons named as proxies will vote all proxies that they are entitled to vote for a Proposal as "FOR" such an adjournment; provided, however, any proxies required to be voted against a Proposal will be voted "AGAINST" such adjournment. A shareholder vote may be taken on a Proposal prior to adjournment if sufficient votes have been received and it is otherwise appropriate.


     Approval of a Proposal by a Forum Series requires the affirmative vote of the lesser of (a) 67% or more of the shares of the Forum Series present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Forum Series.

     Any shareholder may revoke his or her proxy at any time prior to exercise thereof by giving written notice of revocation or by executing and delivering a later dated proxy to Forum Shareholder Services, LLC ("FSS"), the Trust's transfer agent, at Two Portland Square, Portland, Maine, 04101, or by personally casting a vote at the Meeting. The solicitation of proxies will be primarily by mail but may also include telephone or oral communications by the officers of the Trust or by regular employees of FFS or its affiliates. Forum Financial Group, LLC ("FFG"), through it affiliates, provides services to the Forum Series and Monarch Series. FFG or its affiliates will bear all of the costs of the Meeting and the general solicitation of the proxies including, but not limited to the preparation, printing and mailing of this Proxy Statement and proxy cards.

DISCUSSION OF PROPOSAL

         The Meeting is being called to approve the proposed Agreement and Plan of Reorganization between the Monarch Trust, on behalf its series listed in the "Monarch Series" column below (each a "Monarch Series"), and the Trust, on behalf of its series listed in the "Forum Series" column below (each a "Forum Series") A copy of the form of Agreement and Plan of Reorganization (the "Plan") is attached as Exhibit A to this Proxy Statement.



------------------------------------------------------------ ---------------------------------------------------------
MONARCH SERIES                                                                     FORUM SERIES
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
                Daily Assets Treasury Fund                            Daily Assets Treasury Obligations Fund
------------------------------------------------------------ ---------------------------------------------------------
               Daily Assets Government Fund                          Daily Assets Government Obligations Fund
------------------------------------------------------------ ---------------------------------------------------------
                  Daily Assets Cash Fund                                      Daily Assets Cash Fund
------------------------------------------------------------ ---------------------------------------------------------

     On February 11, 2003, the Trust's Board of Trustees (the "Board") unanimously voted to approve the reorganization of each Forum Series with and into the corresponding Monarch Series as depicted in the above table (each a "Reorganization"). Each Forum Series and Monarch Series currently invests substantially all of its assets in the same corresponding series of Core Trust (Delaware) ("Core Trust"), another mutual fund, pursuant to a Core & Gateway(R) structure. Each Forum Series and its corresponding Monarch Series share the same investment objective and investment policies and have a common Board of Trustees.

     Under the Plan, each Forum Series will transfer all of its assets and liabilities to the corresponding Monarch Series. In exchange for the transfer of the assets and liabilities of each Forum Series, the corresponding Monarch Series will issue to the Forum Series, a number of full and factional shares of the Monarch Series equal in value to the net assets transferred to the Monarch Series in connection with the Reorganization. Each Forum Series will then distribute to its shareholders of record all shares of the Monarch Series received and the Forum Series will then terminate. You will receive, on a tax-free basis, shares of the corresponding class of the Monarch Series, equal in value to your share of the net assets of the Forum Series class you hold as of 4:00P.M., Eastern time, on the Closing Date (as defined in the Plan). Specifically, shareholders of a Forum Series' Institutional Shares will receive Universal Shares of the corresponding Monarch Series, shareholders of a Forum Series' Institutional Service Shares will receive Institutional Service Shares of the corresponding Monarch Series, and shareholders of a Forum Series' Investor Shares will receive Investor Shares of the corresponding Monarch Series.

     The Plan contains customary representations, warranties, and conditions designed to ensure that a Reorganization is fair to each Forum Series and its shareholders. The Plan provides that the consummation of a Reorganization is contingent upon, among other things, approval of the Plan by the Forum Series' shareholders. The Plan may be terminated with respect to a Reorganization if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of a Reorganization is not in the best interest of the applicable Forum Series. The Plan also provides that all of the audit, legal and proxy solicitation costs of each Reorganization will be borne by Forum Financial group, LLC, or its affiliates (collectively "FFG"). FFG currently provides administrative, transfer agency, fund accounting and custody services to each Forum and Monarch Series.

     The Closing Date of the Reorganization is ____________, 2003 for each Reorganization. The Board may change the Closing Date of a Reorganization. If the shareholders of a Forum Series do not approve the Plan, the Reorganization related to that Forum Series will not take place.

     If a Forum Series' shareholders approve the Plan, shares of the Forum Series will no longer be offered for sale, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the Closing Date, you may continue to add to your existing account only through an established automatic investment plan or through the reinvestment of dividend and capital gain distributions.

     The stock transfer books of the Forum Series will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date. The Forum Series' will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the corresponding Monarch Series.

REASONS UNDERLYING PROPOSAL

     The reorganization of each Forum Series with and into a corresponding Monarch Series is part of a larger transaction to consolidate the money market series of the Trust, Core Trust and Monarch Trust (collectively, the "Money Fund Assets") in order to take advantage of the economies of scale and operational efficiencies that would result from the combination of the Money Fund Assets into a single registrant.

     At a meeting held on February 11, 2003, the Board, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, of the Forum Series or of their adviser ("Disinterested Trustees"), unanimously approved the Plan and determined that each Reorganization would be in the best interests of the applicable Forum Series' shareholders. The Board, including the Disinterested Trustees, also determined that a Reorganization would not dilute the interests of the shareholders of the applicable Forum Series.

     During its deliberations, the Board noted that the asset decrease in the Forum Series have exerted financial pressures on FFG. Due to this decrease in assets, FFG, which provides services to each Forum Series, advised that it was no longer willing to support fee waivers required to maintain the Forum Series' expenses at a reasonable level. The Board, including the Disinterested Trustees, also concluded (with the advice and assistance of independent legal counsel) that each Reorganization would provide certain benefits to the underlying Forum Series' shareholders based on the following information provided during the meeting:


     1.   Savings:   The  Reorganization   would  eliminate  the  marketing  and
          management overlap arising from operating different funds with the same investment objective in a two-tiered structure.


     2. Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of each Forum Series. Under the Plan, each Forum Series shareholder will receive shares of a corresponding class of the Monarch Series equal in value to its share of the net assets of the class of the Forum Series held.

     3. Similarity of Investment Objectives and Policies: Each Forum Series and its corresponding Monarch Series have the same investment objective - to provide high current income consistent with preservation of capital and the maintenance of liquidity. Each Forum Series and its corresponding Monarch Series also share the same investment policies.

     4. Expenses: Although certain service provider fees of each Monarch Series are higher than those currently charged to its Forum Series counterpart, the Reorganization will result in lower gross expenses for the Forum Series and the same net expenses if FFG continues its voluntary fee waivers.

     5. Portfolio Management: Each Reorganization would result in a continuity of portfolio management. Prior to each Reorganization, each Forum Series and its corresponding Monarch Series will invest substantially all of their assets in the same series of Core Trust managed Forum Investment Advisors, LLC ("FIA"). Immediately after each Reorganization, the Monarch Series will withdraw its investment from Core Trust and its portfolio will be managed directly by FIA.

     6. Tax-Free Nature of the Reorganization: It is anticipated each Reorganization will be accomplished without federal tax consequences for the underlying Forum Series, Monarch Series and their respective shareholders.

     7. Transaction Costs: The audit, legal and proxy solicitation costs of the Reorganization will be borne by FFG.

     THE BOARD, INCLUDING THE DISINTEREST TRUSTEES, UNANIMOUSLY RECOMMENDS
            APPROVAL OF THE PLAN BY EACH FORUM SERIES' SHAREHOLDERS.

COMPARISON OF FEES AND EXPENSES

     The  following   tables  depict  the  various  fees  and  expenses  that  a shareholder bears from an investment in each Forum Series prior to the Reorganization and the Pro Forma expenses of its corresponding Monarch Series after the Reorganization (the "Combined Fund").

TABLE 1  DAILY ASSETS TREASURY OBLIGATIONS FUND

--------------------------------------------- --------------- --------------- -- ------------------ ------------------
                                               DAILY ASSETS      PROFORMA          DAILY ASSETS      PROFORMA DAILY
                                                 TREASURY      DAILY ASSETS          TREASURY        ASSETS TREASURY
                                               OBLIGATIONS       TREASURY           OBLIGATIONS          FUND(2)
                                                 FUND.(1)        FUND(2)             FUND.(1)
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
                                              INSTITUTIONAL     UNIVERSAL          INSTITUTIONAL      INSTITUTIONAL
                                                  SHARES          SHARES          SERVICE SHARES     SERVICE SHARES
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
Management Fees                                     0.13%         0.14%                0.13%            0.14%
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
Distribution (12b-1) Fees                          None            None                None              None
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
Other Expenses                                      0.16%         0.11%                0.58%            0.36%
--------------------------------------------- --------------- --------------- -- ------------------ ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)             0.29%         0.25%                0.71%            0.50%
--------------------------------------------- --------------- --------------- -- ------------------ ------------------

(1) Based on amounts incurred during the Forum Series' fiscal year ended August 31, 2002 stated as a percentage of total assets.
(2) Pro Forma amounts based on combined net assets of the Forum Series and the Monarch Series as if the Reorganization had occurred on August 31, 2002.
(3) Certain service providers of the Daily Assets Treasury Obligations Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional Shares to 0.20% and Institutional Service Shares to 0.45%. Universal Shares and Institutional Service Shares of the Daily Assets Treasury Fund will have the same respective fee waivers. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

     The following is a hypothetical example intended to help you compare the cost of investing in the Forum Series prior to the Reorganization and in the Combined Fund after the Reorganization. This example assumes that you invest $10,000 in a class of the Forum Series and the Monarch Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Forum Series' and the Monarch Series' operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------------------------------------- --------------- --------------- -------------- ---------------
                                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------------------------------- --------------- --------------- -------------- ---------------
Daily Assets Treasury Obligations                            $30             $93           $163            $368
Fund/Institutional Shares
------------------------------------------------- --------------- --------------- -------------- ---------------
Pro Forma Daily Assets Treasury                              $26             $80           $141            $318
Fund/Universal Shares
------------------------------------------------- --------------- --------------- -------------- ---------------

------------------------------------------------- --------------- --------------- -------------- ---------------
Daily Assets Treasury Obligations                            $73            $227           $395            $883
Fund/Institutional Service Shares
------------------------------------------------- --------------- --------------- -------------- ---------------
Pro Forma Daily Assets Treasury                              $51            $160           $280            $628
Fund/Institutional Service Shares
------------------------------------------------- --------------- --------------- -------------- ---------------

TABLE 2  DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
                        DAILY ASSETS       PROFORMA         DAILY ASSETS       PROFORMA          DAILY ASSETS      PROFORMA
                         GOVERNMENT      DAILY ASSETS        GOVERNMENT      DAILY ASSETS         GOVERNMENT     DAILY ASSETS
                         OBLIGATIONS      GOVERNMENT         OBLIGATIONS      GOVERNMENT         OBLIGATIONS      GOVERNMENT
                           FUND(1)          FUND(2)             FUND.(1)        FUND(2)             FUND.(1)        FUND(2)
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
                        INSTITUTIONAL     UNIVERSAL         INSTITUTIONAL   INSTITUTIONAL          INVESTOR        INVESTOR
                           SHARES           SHARES         SERVICE SHARES   SERVICE SHARES          SHARES          SHARES
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
ANNUAL FUND
OPERATING EXPENSES
(EXPENSES DEDUCTED
FROM FUND ASSETS)
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
Management Fees              0.13%          0.14%               0.13%           0.14%               0.13%           0.14%
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
Distribution (12b-1)        None             None               None             None               0.30%           0.00%
Fees
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
Other Expenses               0.19%          0.11%               0.49%           0.36%               4.05%           0.71%
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------
TOTAL ANNUAL FUND            0.32%          0.25%               0.62%           0.50%               4.48%           0.85%
OPERATING EXPENSES(3)
---------------------- ---------------- --------------- -- ---------------- --------------- --- --------------- ---------------

(1) Based on amounts incurred during the Forum Series' fiscal year ended August 31, 2002 stated as a percentage of total assets.
(2) Pro Forma amounts based on combined net assets of the Forum Series and the Monarch Series as if the Reorganization had occurred on August 31, 2002.
(3) Certain service providers of the Daily Assets Government Obligations Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional Shares to 0.20%, Institutional Service Shares to 0.45%, and Investor Shares to

     0.90%. Universal Shares, Institutional Service Shares, and Investor Shares of the Daily Assets Government Fund will have the same respective fee waivers. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

     The following is a hypothetical example intended to help you compare the cost of investing in the Forum Series prior to the Reorganization and in the Combined Fund after the Reorganization. This example assumes that you invest $10,000 in a class of the Forum Series and the Monarch Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Forum Series' and the Monarch Series' operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------------------------------------- --------------- --------------- -------------- ---------------
                                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------------------------------- --------------- --------------- -------------- ---------------
Daily Assets Government Obligations                          $33            $103           $180            $406
Fund/Institutional Shares
------------------------------------------------- --------------- --------------- -------------- ---------------
Pro Forma Daily Assets Government                            $26             $80           $141            $318
Fund/Universal Shares
------------------------------------------------- --------------- --------------- -------------- ---------------

------------------------------------------------- --------------- --------------- -------------- ---------------
Daily Assets Government Obligations                          $63            $199           $346            $774
Fund/Institutional Service Shares
------------------------------------------------- --------------- --------------- -------------- ---------------
Pro Forma Daily Assets Government                            $51            $160           $280            $628
Fund/Institutional Service Shares
------------------------------------------------- --------------- --------------- -------------- ---------------

------------------------------------------------- --------------- --------------- -------------- ---------------
Daily Assets Government Obligations                         $449          $1,355         $2,269          $4,598
Fund/Investor Shares
------------------------------------------------- --------------- --------------- -------------- ---------------
Pro Forma Daily Assets Government Fund/Investor              $87            $271           $471          $1,049
Shares
------------------------------------------------- --------------- --------------- -------------- ---------------

TABLE 3  DAILY ASSETS CASH FUND

----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
                                     DAILY ASSETS     PROFORMA       DAILY ASSETS       PROFORMA       DAILY ASSETS     PROFORMA
                                    CASH FUND (1)   DAILY ASSETS     CASH FUND (1)    DAILY ASSETS    CASH FUND (1)   DAILY ASSETS
                                                    CASH FUND(2)                      CASH FUND(2)                    CASH FUND(2)
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
                                    INSTITUTIONAL     UNIVERSAL      INSTITUTIONAL   INSTITUTIONAL       INVESTOR       INVESTOR
                                        SHARES         SHARES       SERVICE SHARES   SERVICE SHARES       SHARES         SHARES
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES
DEDUCTED FROM FUND ASSETS)
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
Management Fees                           0.13%         0.14%            0.13%           0.14%            0.13%           0.14%
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
Distribution (12b-1) Fees                None           None             None             None            0.30%           0.00%
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
Other Expenses                            0.18%         0.10%            0.50%           0.35%            3.38%           0.70%
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------
TOTAL ANNUAL FUND OPERATING               0.31%         0.24%            0.63%           0.49%            3.81%           0.84%
EXPENSES(3)
----------------------------------- --------------- --------------  ---------------- ---------------  --------------- --------------

(1) Based on amounts incurred during the Forum Series' fiscal year ended August 31, 2002 stated as a percentage of total assets.

(2) Pro Forma amounts based on combined net assets of the Forum Series and the Monarch Series as if the Reorganization had occurred on August 31, 2002.
(3) Certain service providers of the Daily Assets Cash Fund have voluntarily agreed to waive a portion of their fees and reimburse fund expenses in order to limit Total Annual Fund Operating Expenses of Institutional Shares to 0.20%, Institutional Service Shares to 0.45%, and Investor Shares to 0.90%. Universal Shares, Institutional Service Shares, and Investor Shares of the Daily Assets Cash Fund will have the same respective fee waivers. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

     The following is a hypothetical example intended to help you compare the cost of investing in the Forum Series prior to the Reorganization and in the Combined Fund after the Reorganization. This example assumes that you invest $10,000 in a class of the Forum Series and the Monarch Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Forum Series' and the Monarch Series' operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------- -------------- --------------- --------------- ---------------
                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------- -------------- --------------- --------------- ---------------
Daily Assets Cash Fund/Institutional Shares                   $32            $100            $174            $393
--------------------------------------------------- -------------- --------------- --------------- ---------------
Pro Forma Daily Assets Cash Fund/Universal Shares             $25             $77            $135            $306
--------------------------------------------------- -------------- --------------- --------------- ---------------

--------------------------------------------------- -------------- --------------- --------------- ---------------
Daily Assets Cash Fund/Institutional Service                  $64            $202            $351            $786
Shares
--------------------------------------------------- -------------- --------------- --------------- ---------------
Pro Forma Daily Assets Cash Fund/Institutional                $50            $157            $274            $616
Service Shares
--------------------------------------------------- -------------- --------------- --------------- ---------------

--------------------------------------------------- -------------- --------------- --------------- ---------------
Daily Assets Cash Fund/Investor Shares                       $383          $1,164          $1,962          $4,045
--------------------------------------------------- -------------- --------------- --------------- ---------------
Pro Forma Daily Assets Cash Fund/Investor Shares              $86            $268            $466          $1,037
--------------------------------------------------- -------------- --------------- --------------- ---------------

COMPARISON OF SECURITY HOLDER'S RIGHTS

     The Trust is organized as a Delaware statutory trust and Monarch Trust is organized as a Massachusetts business trust. Delaware law provides that Trust shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. Forum's Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Forum Series. The Trust Instrument provides for indemnification out of each Forum Series' property of any shareholder or former shareholder held personally liable for the obligations of the Forum Series. The Trust Instrument also provides that each Forum Series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Forum Series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Forum Series is unable to meet its obligations. Under Massachusetts's law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the Forum Series. Monarch's Trust Instrument, however, provides substantially similar shareholder indemnification coverage as that which is included in the Forum Trust Instrument.

     The substantive difference between the rights of shareholders of a Forum Series and those of a Monarch Series is that a Monarch Series can reorganize or merge with and into another open-end registered investment company without a shareholder vote, while the Forum Series can not.

     The Monarch Series are newly created series of a new registrant that are the successor entities to series of a separate registered investment company (the "Predecessor Funds"). On ____________, the assets and liabilities of the Predecessor Funds were acquired by the Monarch Series. Both were Gateway funds in the same Core-Gateway structure. As such, for the fiscal year ended August 31, 2002, the Monarch Series also did not directly incur investment advisory fees. Rather, as a Gateway fund in a Core-Gateway structure, the Monarch Series paid their pro-rata share of the corresponding "Core" fund's advisory fee.


OTHER MATTERS

FEDERAL TAX CONSEQUENCES

     It is anticipated that the Reorganization will have no federal income tax consequences for the Funds or its shareholders.

     You should consult your tax adviser regarding the effect of the Reorganization on you in light of your individual circumstances. You should also consult your tax adviser as to the state and local tax consequences, if any, of the Reorganization.

OUTSTANDING SHARES OF THE FUNDS


     Only shareholders of the Forum Series' on the Record Date are entitled to notice of and to vote at the Special Meeting. As of the Record Date, shares outstanding of each Forum Series were as follows:

------------------------------------------------------------------------ -------------------------------------------
FUND/CLASS                                                               OUTSTANDING SHARES
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Treasury Obligations Fund/Institutional
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Treasury Obligations Fund/Institutional Service
------------------------------------------------------------------------ -------------------------------------------

------------------------------------------------------------------------ -------------------------------------------
Daily Assets Government Obligations Fund/Institutional
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Government Obligations Fund/Institutional Service
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Government Obligations Fund/Investor
------------------------------------------------------------------------ -------------------------------------------

------------------------------------------------------------------------ -------------------------------------------
Daily Assets Cash Fund/Institutional
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Cash Fund/Institutional Service
------------------------------------------------------------------------ -------------------------------------------
Daily Assets Cash Fund/Investor
------------------------------------------------------------------------ -------------------------------------------


     As of the Record Date, officers and Trustees of the Forum Series' as a group owned less than 1% of each class. As of the Record Date, and to the best of the Forum Series' knowledge and belief, the following persons owned beneficially or of record 5% of more of a class or of a Forum Series:


------------------------------- ------------------------------------------- --------------------- -----------------
                                                                                                         %
FUND/CLASS OF SHARES            NAME AND ADDRESS                                   SHARES             OF FUND
------------------------------- ------------------------------------------- --------------------- -----------------

------------------------------- ------------------------------------------- --------------------- -----------------

------------------------------- ------------------------------------------- --------------------- -----------------

------------------------------- ------------------------------------------- --------------------- -----------------

------------------------------- ------------------------------------------- --------------------- -----------------

OTHER FUND SERVICE PROVIDERS


     Forum Administrative Services, LLC ("FAdS") serves as each Forum Series' and each Monarch Series' administrator, Forum Fund Services, LLC ("FFS") serves as each Forum Series' and each Monarch Series' principal underwriter, Forum Shareholder Services, LLC ("FSS") serves as each Forum Series' and each Monarch Series' transfer agent, Forum Accounting Services, LLC ("FAdS") serves as each Forum Series' and each Monarch Series' fund accountant and Forum Trust, LLC
("FT") serves as each Forum Series' and each Monarch Series' custodian (collectively, the "Forum Companies"). Each of the Forum Companies is an indirect wholly owned subsidiary of Forum Financial Group, LLC and is controlled by John Y. Keffer, the Chairman and President of the Trust. The Forum Companies will continue to provide the services referenced above regardless of whether a Forum Series' shareholders approve the Proposal.

     The Forum Companies and John Y. Keffer stand to benefit financially form each Reorganization in that the combination of the Forum and Monarch Assets into one registrant will help reduce the level of voluntary waivers required of FFG to maintain the expense ratios of the Forum and Monarch Series at their current levels.

     Each Forum Series and each Monarch Series paid the Forum Companies listed below the following fees (subsequent to fee waivers) for the period from August 31, 2001 to August 31, 2002 (fees paid by each Monarch Series include those incurred by the Predecessor Fund):

------------------------------------------- ------------------------- -------------------- ------------------- -------------------
                                                   DAILY ASSETS           DAILY ASSETS         DAILY ASSETS
                                                     TREASURY              GOVERNMENT           GOVERNMENT         DAILY ASSETS
FORUM COMPANY                                   OBLIGATIONS FUND             FUND            OBLIGATIONS FUND       CASH FUND
------------------------------------------- ------------------------- -------------------- ------------------- -------------------
Forum Administrative Services, LLC                   $21,024                 None              $134,015             $122,775
------------------------------------------- ------------------------- -------------------- ------------------- -------------------
Forum Fund Services, LLC                              None                   None                $1,442                 $769
------------------------------------------- ------------------------- -------------------- ------------------- -------------------
Forum Shareholder Services, LLC                     $89,314                  $915               $60,534              $61,354
------------------------------------------- ------------------------- -------------------- ------------------- -------------------
Forum Accounting Services, LLC                        None                   None                 None                None
------------------------------------------- ------------------------- -------------------- ------------------- -------------------
Forum Trust, LLC                                      None                   None                 None                None
------------------------------------------- ------------------------- -------------------- ------------------- -------------------

------------------------------------------- ---------------------------- ------------------------------ --------------------------
                                                     TREASURY                     GOVERNMENT                      CASH
FORUM COMPANY                                        CASH FUND                     CASH FUND                      FUND
------------------------------------------- ---------------------------- ------------------------------ --------------------------
Forum Administrative Services, LLC                   $473,409                        $879,537                 $3,151,030
------------------------------------------- ---------------------------- ------------------------------ --------------------------
Forum Fund Services, LLC                             $472,875                        $242,645                 $2,573,466
------------------------------------------- ---------------------------- ------------------------------ --------------------------
Forum Shareholder Services, LLC                      $494,435                        $749,821                 $1,863,674
------------------------------------------- ---------------------------- ------------------------------ --------------------------
Forum Accounting Services, LLC                         $3,000                          $3,000                     $3,000
------------------------------------------- ---------------------------- ------------------------------ --------------------------
Forum Trust, LLC                                       None                             None                      None
------------------------------------------- ---------------------------- ------------------------------ --------------------------

MATTERS INCORPORATED BY REFERENCE

     The Forum Series' and the Monarch Series' audited financial statements for the most recent fiscal year, which are included in their respective Annual Reports to Shareholders, are incorporated by reference in this proxy statement.

REPORTS TO SHAREHOLDERS

     Each Forum Series will furnish, upon request and without charge, to each person to whom this Proxy Statement is delivered a copy of the Forum Series' latest annual and semi-annual report to shareholders. To request a copy, please call or write Forum Shareholder Services, LLC, each Forum Series' transfer agent, at Two Portland Square, Portland, Maine 04101, (800) 943-6786.

                                        By Order of the Board of Trustees,



                                        Leslie K. Klenk
                                        Secretary

                               PRELIMINARY COPIES

                         PRO FORMA FINANCIAL STATEMENTS


PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS TREASURY FUND
AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                                      PRO FORMA
                                                                                    DAILY ASSETS                      DAILY ASSETS
                                                                   DAILY ASSETS       TREASURY                          TREASURY
                                                                    TREASURY         OBLIGATIONS                          FUND
                                                                       FUND             FUND         ADJUSTMENTS         TOTAL
                                                                 ---------------- ---------------- ---------------- ----------------

Assets
 Investments
   Securities at amortized cost                                    $ 156,553,029    $ 115,111,061    $ (75,567,894)   $ 196,096,196
   Repurchase agreements at amortized cost                                     -                -       75,550,000       75,550,000
 Total investment, at amortized cost                                 156,553,029      115,111,061          (17,894)     271,646,196
 Cash                                                                          -                -           39,274           39,274
 Receivables:
   Interest and other receivables                                              -                -            7,817            7,817
   Receivable from Administrator                                           1,147                -                -            1,147
 Organization costs, net of amortization                                       -              457                -              457
 Prepaid expenses                                                          1,590            4,432            7,624           13,646
                                                                 ---------------- ---------------- ---------------- ----------------
Total Assets                                                         156,555,766      115,115,950           36,821      271,708,537
                                                                 ---------------- ---------------- ---------------- ----------------

Liabilities
 Payables:
   Fund shares redeemed                                                        -                -        2,509,198 1      2,509,198
   Dividends                                                              10,892          159,620                -          170,512
 Accrued Liabilities:
   Investment advisory fees                                                    -                -            9,534            9,534
   Administration fees                                                     9,904                -           13,686           23,590
   Transfer agent fees                                                    35,630            6,383                -           42,013
   Custodian fees                                                              -                -            5,999            5,999
   Shareholder Service Agent fees                                         18,789            1,780                -           20,569
   Distributor  fees                                                      35,198                -                -           35,198
   Other                                                                   5,618            9,717            7,602           22,937
                                                                 ---------------- ---------------- ---------------- ----------------
Total Liabilities                                                        116,031          177,500        2,546,019        2,839,550
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Components of Net Assets
 Paid in capital                                                   $ 156,414,732    $ 114,929,437     $ (2,509,198)1  $ 268,834,971
 Undistributed (distributions in excess of) net investment income         24,951            9,002                -           33,953
 Accumulated net realized gain                                                52               11                -               63
                                                                 ---------------- ---------------- ---------------- ----------------

Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Net Assets by Class of Shares
 Universal Shares                                                      $ 104,336              $ -    $ 103,281,355    $ 103,385,691
 Institutional Service Shares                                                  -       11,657,095       20,067,958       31,725,053
 Institutional Shares                                                 20,067,958      103,281,355     (123,349,313)               -
 Investor Shares                                                     133,758,243                -                -      133,758,243
 Service Shares                                                        2,509,198                -       (2,509,198)1              -

Net Assets                                                         $ 156,439,735    $ 114,938,450     $ (2,509,198)   $ 268,868,987
                                                                 ================ ================ ================ ================

Shares of Beneficial Interest
 Universal Shares                                                        104,334                -      103,273,820      103,378,154
 Institutional Service Shares                                                  -       11,655,616       20,058,874       31,714,490
 Institutional Shares                                                 20,058,874      103,273,820     (123,332,694)               -
 Investor Shares                                                     133,742,691                -                -      133,742,691
 Service Shares                                                        2,508,834                -       (2,508,834)1              -
                                                                 ---------------- ---------------- ---------------- ----------------
                                                                     156,414,733      114,929,436       (2,508,834)     268,835,335
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                       $ 1.00           $ 1.00              $ -           $ 1.00

1    Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS TREASURY FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                                                              PRO FORMA
                                                                         DAILY ASSETS                         DAILY ASSETS
                                                       DAILY ASSETS        TREASURY                             TREASURY
                                                         TREASURY        OBLIGATIONS                             FUND
                                                           FUND             FUND           ADJUSTMENTS           TOTAL
                                                      ---------------  ---------------- ------------------  ---------------
Investment Income
  Interest income allocated from Core Portfolio          $ 4,716,486       $ 3,265,698       $ (7,982,184)             $ -
  Interest income                                                  -                 -          7,982,184        7,982,184
  Net expenses allocated form Core Portfolio                (296,248)         (205,563)           501,811                -
                                                      ---------------  ---------------- ------------------  ---------------
Net Investment Income                                      4,420,238         3,060,135            501,811        7,982,184
                                                      ---------------  ---------------- ------------------  ---------------

Expenses
    Investment Advisory                                            -                 -            128,396          128,396
    Custody                                                        -                 -             72,831           72,831

  Administration
    Universal Shares                                              56                 -            149,964          150,020
    Institutional Service Shares                                   -             6,823             49,989           56,812
    Institutional Shares                                      21,691            72,416            (94,107)               -
    Investor Shares                                           97,467                 -             90,332          187,799
    Service Shares                                             4,350                 -             (4,350)               -

  Transfer Agency
    Universal Shares                                           7,753                 -             79,491           87,244
    Institutional Service Shares                                   -            26,202             35,710           61,912
    Institutional Shares                                      92,146            86,707           (178,853)               -
    Investor Shares                                          386,084                 -              7,566          393,650
    Service Shares                                            16,204                 -            (16,204)               -

  Shareholder services
    Institutional Service Shares                                   -            34,113             75,662          109,775
    Institutional Shares                                      82,485                 -            (82,485)               -
    Investor Shares                                          362,872                 -                  -          362,872
    Service Shares                                            10,569                 -            (10,569)               -

  Distribution
    Investor Shares                                          453,590                 -                  -          453,590
    Service Shares                                            31,708                 -            (31,708)               -

  Professional services                                        8,753            20,211               (490)          28,474
  Accounting                                                   3,000            25,900             34,100           63,000
  Trustees                                                     7,797             7,178             (9,240)           5,735
  Compliance                                                   9,441             2,395             (5,673)           6,163
  Reporting                                                      772             1,760               (668)           1,864
  Amortization of organization costs                               -             1,173                  -            1,173
  Insurance expense                                                -             3,077             (3,077)               -
  Miscellaneous                                               13,888            19,340               (959)          32,269
                                                      ---------------  ---------------- ------------------  ---------------
Total Expenses                                             1,610,626           307,295            285,658        2,203,579
  Expenses reimbursed and fees waived                       (127,307)         (155,281)           173,335         (109,253)
                                                      ---------------  ---------------- ------------------  ---------------
Net Expenses                                               1,483,319           152,014            458,993        2,094,326
                                                      ---------------  ---------------- ------------------  ---------------

Net Investment Income                                      2,936,919         2,908,121             42,818        5,887,858

Net Realized Gain on Investments Allocated from Portfolios        54                11                  -               65
                                                      ---------------  ---------------- ------------------  ---------------

Net Increase in Net Assets from Operations               $ 2,936,973       $ 2,908,132           $ 42,818      $ 5,887,923
                                                      ===============  ================ ==================  ===============

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS GOVERNMENT FUND
AUGUST 31, 2002

----------------------------------------------------------------

                                                                               DAILY ASSETS                   PRO FORMA
                                                                 DAILY ASSETS    GOVERNMENT                  DAILY ASSETS
                                                                  GOVERNMENT    OBLIGATIONS                   GOVERNMENT
                                                                    FUND           FUND       ADJUSTMENTS        FUND
                                                                -------------  ------------- -------------- --------------

Assets
    Investments
      Securities at amortized cost                              $ 270,911,188  $ 109,815,103 $ (113,380,630)$ 267,345,661
      Repurchase agreements at amortized cost                              -              -    111,210,000    111,210,000
    Total investment, at amortized cost                          270,911,188    109,815,103     (2,170,630)   378,555,661
    Cash                                                                   -              -         15,872         15,872
    Receivables:
      Interest and other receivables                                       -              -      2,179,199      2,179,199
      Receivable from Administrator                                    3,566              -              -          3,566
    Organization costs, net of amortization                                -            601              -            601
    Prepaid expenses                                                   2,710         13,042         16,165         31,917
                                                                -------------  ------------- -------------- --------------
Total Assets                                                     270,917,464    109,828,746         40,606    380,786,816
                                                                -------------  ------------- -------------- --------------

Liabilities
    Payables:
      Fund shares redeemed                                                 -              -      1,379,113 1    1,379,113
      Dividends                                                       98,740        107,739              -        206,479
    Accrued Liabilities:
      Investment advisory fees                                             -              -         12,224         12,224
      Administration fees                                             14,779              -         17,548         32,327
      Transfer agent fees                                             33,458          4,317              -         37,775
      Custodian fees                                                       -              -          8,091          8,091
      Shareholder Service Agent fees                                  23,978         10,360              -         34,338
      Distributor  fees                                               14,885              -              -         14,885
      Other                                                           12,723          4,739          2,743         20,205
                                                                -------------  ------------- -------------- --------------
Total Liabilities                                                    198,563        127,155      1,419,719      1,745,437
                                                                -------------  ------------- -------------- --------------
Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Components of Net Assets
    Paid in capital                                             $ 270,738,860  $ 109,690,578  $ (1,379,113)1$ 379,050,325
    Undistributed (distributions in excess of) net investment income (31,162)         8,445              -        (22,717)
    Accumulated net realized gain                                     11,203          2,568              -         13,771
                                                                -------------  ------------- -------------- --------------
Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Net Assets by Class of Shares
    Preferred Shares                                            $ 12,041,343            $ -            $ -   $ 12,041,343
    Universal Shares                                              81,425,667              -     51,619,928    133,045,595
    Institutional Service Shares                                           -     57,519,745              -     57,519,745
    Institutional Shares                                         117,475,462     51,619,928    (51,619,928)   117,475,462
    Investor Shares                                               58,397,316        561,918              -     58,959,234
    Service Shares                                                 1,379,113              -     (1,379,113)1            -

Net Assets                                                      $ 270,718,901  $ 109,701,591  $ (1,379,113) $ 379,041,379
                                                                =============  ============= ============== ==============

Shares of Beneficial Interest
    Preferred Shares                                              12,040,678              -              -     12,040,678
    Universal Shares                                              81,462,046              -     51,614,191    133,076,237
    Institutional Service Shares                                           -     57,514,503              -     57,514,503
    Institutional Shares                                         117,467,521     51,614,191    (51,614,191)   117,467,521
    Investor Shares                                               58,390,207        561,882              -     58,952,089
    Service Shares                                                 1,378,408              -     (1,378,408)1            -
                                                                -------------  ------------- -------------- --------------
                                                                 270,738,860    109,690,576     (1,378,408)   379,051,028
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                   $ 1.00         $ 1.00            $ -         $ 1.00


1      Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS GOVERNMENT FUND
YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                                        DAILY ASSETS                           PRO FORMA
                                                       DAILY ASSETS      GOVERNMENT                          DAILY ASSETS
                                                        GOVERNMENT       OBLIGATIONS                          GOVERNMENT
                                                          FUND              FUND           ADJUSTMENTS            FUND
                                                     ----------------  ---------------- ------------------  ----------------
Investment Income
  Interest income allocated from Core Portfolio         $ 12,875,100       $ 2,568,209      $ (15,443,309)              $ -
  Interest income                                                  -                 -         15,443,309        15,443,309
  Net expenses allocated form Core Portfolio                (610,556)         (129,594)           740,150                 -
                                                     ----------------  ---------------- ------------------  ----------------
Net Investment Income                                     12,264,544         2,438,615            740,150        15,443,309
                                                     ----------------  ---------------- ------------------  ----------------

Expenses
    Investment Advisory                                            -                 -            207,950           207,950
    Custody                                                        -                 -            117,957           117,957

  Administration
    Preferred Shares                                          15,745                 -             14,823            30,568
    Universal Shares                                          77,719                 -            123,852           201,571
    Institutional Service Shares                                   -            28,814             30,835            59,649
    Institutional Shares                                     136,034            25,055            111,013           272,102
    Investor Shares                                           39,287               241             35,726            75,254
    Service Shares                                             8,739                 -             (8,739)                -

  Transfer Agency
    Preferred Shares                                           8,154                 -             (5,043)            3,111
    Universal Shares                                          86,090                 -             33,262           119,352
    Institutional Service Shares                                   -            71,260             (7,207)           64,053
    Institutional Shares                                     543,819            37,928            (26,644)          555,103
    Investor Shares                                          154,397            13,271            (13,350)          154,318
    Service Shares                                            24,722                 -            (24,722)                -

  Shareholder Services
    Preferred Shares                                               -                 -                  -                 -
    Universal Shares                                               -                 -                  -                 -
    Institutional Service Shares                                   -           144,071            (28,815)          115,256
    Institutional Shares                                     525,766                 -                  -           525,766
    Investor Shares                                          144,444             1,206               (241)          145,409
    Service Shares                                            21,409                 -            (21,409)                -

  Distribution
    Investor Shares                                          180,555             1,448               (242)          181,761
    Service Shares                                            64,227                 -            (64,227)                -

  Professional services                                       24,644            15,659             (2,200)           38,103
  Accounting                                                   3,000            37,900             46,100            87,000
  Trustees                                                    18,633             4,710            (14,055)            9,288
  Compliance                                                   9,625             9,527             (9,171)            9,981
  Reporting                                                    2,557             1,556             (1,094)            3,019
  Amortization of organization costs                               -             1,461                  -             1,461
  Insurance expense                                                -             1,904             (1,904)                -
  Miscellaneous                                               27,536            14,015             11,150            52,701
                                                     ----------------  ---------------- ------------------  ----------------
Total Expenses                                             2,117,102           410,026            503,605         3,030,733
  Expenses reimbursed and fees waived                       (144,661)         (171,291)           108,537          (207,415)
                                                     ----------------  ---------------- ------------------  ----------------
Net Expenses                                               1,972,441           238,735            612,142         2,823,318
                                                     ----------------  ---------------- ------------------  ----------------

Net Investment Income                                     10,292,103         2,199,880            128,008        12,619,991

Net Realized Gain on Investments Allocated from Portfolios    16,108             3,058                  -            19,166
                                                     ----------------  ---------------- ------------------  ----------------

Net Increase in Net Assets from Operations              $ 10,308,211       $ 2,202,938          $ 128,008      $ 12,639,157
                                                     ================  ================ ==================  ================

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES - MONARCH DAILY ASSETS CASH FUND AUGUST 31, 2002

-----------------------------------------------------

                                                                                                                      PRO FORMA
                                                                DAILY ASSETS      DAILY ASSETS                        DAILY ASSETS
                                                                   CASH              CASH                                CASH
                                                                   FUND              FUND           ADJUSTMENTS          FUND
                                                             ----------------- ----------------- ----------------- -----------------

Assets
    Investments
       Securities at amortized cost                           $ 1,061,932,382      $ 85,901,295    $ (382,094,432)    $ 765,739,245
       Repurchase agreements at amortized cost                                                        381,300,000       381,300,000
    Total investment, at amortized cost                         1,061,932,382        85,901,295          (794,432)    1,147,039,245
    Cash                                                                    -                 -            14,931            14,931
    Receivables:
       Interest and other receivables                                       -                 -           858,037           858,037
       Receivable from Administrator                                    2,452                 -                 -             2,452
    Prepaid expenses                                                    9,695             3,085            26,811            39,591

                                                             ----------------- ----------------- ----------------- -----------------
Total Assets                                                    1,061,944,529        85,904,380           105,347     1,147,954,256
                                                             ----------------- ----------------- ----------------- -----------------

Liabilities
    Payables:
       Fund shares redeemed                                                 -                 -         7,695,178 1       7,695,178
       Dividends                                                       30,797            39,821                 -            70,618
    Accrued Liabilities:
       Investment advisory fees                                             -                 -            33,361            33,361
       Administration fees                                             51,217                 -            47,890            99,107
       Transfer agent fees                                            164,929             1,958                 -           166,887
       Custodian fees                                                       -                 -            22,596            22,596
       Shareholder Service Agent fees                                 161,784             9,899                 -           171,683
       Distributor  fees                                              129,740                 -                 -           129,740
       Other                                                           28,862             7,618             1,500            37,980
                                                             ----------------- ----------------- ----------------- -----------------

Total Liabilities                                                     567,329            59,296         7,800,525         8,427,150
                                                             ----------------- ----------------- ----------------- -----------------

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Components of Net Assets
    Paid in capital                                           $ 1,061,339,332      $ 85,840,154      $ (7,695,178)1 $ 1,139,484,308
    Undistributed (distributions in excess of) net investment income        -               797                 -               797
    Accumulated net realized gain                                      37,868             4,133                 -            42,001
                                                             ----------------- ----------------- ----------------- -----------------

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Net Assets by Class of Shares
    Preferred Shares                                             $ 13,095,274               $ -               $ -        13,095,274
    Universal Shares                                               46,833,306                 -        35,199,174        82,032,480
    Institutional Service Shares                                            -        49,965,409                 -        49,965,409
    Institutional Shares                                          347,468,889        35,199,174       (35,199,174)      347,468,889
    Investor Shares                                               646,284,553           680,501                 -       646,965,054
    Service Shares                                                  7,695,178                 -        (7,695,178)1               -

Net Assets                                                    $ 1,061,377,200      $ 85,845,084      $ (7,695,178)  $ 1,139,527,106
                                                             ================= ================= ================= =================

Shares of Beneficial Interest
    Preferred Shares                                               13,092,899                 -                 -        13,092,899
    Universal Shares                                               46,831,876                 -        35,196,905        82,028,781
    Institutional Service Shares                                            -        49,962,783                 -        49,962,783
    Institutional Shares                                          347,458,274        35,196,905       (35,196,905)      347,458,274
    Investor Shares                                               646,262,172           680,466                 -       646,942,638
    Service Shares                                                  7,694,108                 -        (7,694,108)1               -
                                                             ----------------------------------- ----------------- -----------------
                                                                1,061,339,329        85,840,154        (7,694,108)    1,139,485,375
Net Asset Value Per Share (Offering and Redemption
    Price per Share) for each Class                                    $ 1.00            $ 1.00               $ -            $ 1.00


1      Reflects the redemption of Service Share Class

PRO FORMA STATEMENTS OF OPERATIONS - MONARCH DAILY ASSETS CASH FUND YEAR ENDED AUGUST 31, 2002
------------------------------------------------------

                                                                                                              PRO FORMA
                                                       DAILY ASSETS      DAILY ASSETS                         DAILY ASSETS
                                                           CASH             CASH                                 CASH
                                                           FUND             FUND           ADJUSTMENTS           FUND
                                                      ---------------  ---------------- ------------------  ---------------
Investment Income
  Interest income allocated from Core Portfolio         $ 32,013,680       $ 2,504,922      $ (34,518,602)             $ -
  Interest income                                                  -                 -         34,518,602       34,518,602
  Net expenses allocated form Core Portfolio              (1,542,845)         (119,822)         1,662,667                -
                                                      ---------------  ---------------- ------------------  ---------------
Net Investment Income Allocated                           30,470,835         2,385,100          1,662,667       34,518,602
                                                      ---------------  ---------------- ------------------  ---------------

Expenses
    Investment Advisory                                            -                 -            488,010          488,010
    Custody                                                        -                 -            276,818          276,818

  Administration
    Preferred Shares                                          37,898                 -             31,094           68,992
    Universal Shares                                          25,540                 -             76,556          102,096
    Institutional Service Shares                                   -            26,753             28,630           55,383
    Institutional Shares                                     284,274            25,933            245,374          555,581
    Investor Shares                                          372,094               324            345,450          717,868
    Service Shares                                            17,885                 -            (17,885)               -

  Transfer Agency
    Preferred Shares                                           8,527                 -             (3,948)           4,579
    Universal Shares                                          33,278                 -             26,489           59,767
    Institutional Service Shares                                   -            68,366             (9,049)          59,317
    Institutional Shares                                   1,098,548            38,993            (24,901)       1,112,640
    Investor Shares                                        1,419,424            14,591             12,193        1,446,208
    Service Shares                                            44,030                 -            (44,030)               -

  Shareholder services
    Institutional Service Shares                                   -           133,767            (26,754)         107,013
    Institutional Shares                                   1,073,516                 -                  -        1,073,516
    Investor Shares                                        1,385,796             1,620               (324)       1,387,092
    Service Shares                                            43,810                 -            (43,810)               -

  Distribution
    Investor Shares                                        1,732,245             1,944               (323)       1,733,866
    Service Shares                                           131,429                 -           (131,429)               -

  Professional services                                       56,589            14,889                523           72,001
  Accounting                                                   3,000            37,900             46,100           87,000
  Trustees                                                    46,017             4,643            (28,863)          21,797
  Compliance                                                  12,401            11,865               (842)          23,424
  Reporting                                                    3,636             1,376              2,073            7,085
  Insurance expense                                                -             1,797             (1,797)               -
  Miscellaneous                                               57,990            17,108             52,008          127,106
                                                      ---------------  ---------------- ------------------  ---------------
Total Expenses                                             7,887,927           401,869          1,297,363        9,587,159
  Expenses reimbursed and fees waived                       (122,567)         (166,991)           123,231         (166,327)
                                                      ---------------  ---------------- ------------------  ---------------
Net Expenses                                               7,765,360           234,878          1,420,594        9,420,832
                                                      ---------------  ---------------- ------------------  ---------------

Net Investment Income                                     22,705,475         2,150,222            242,073       25,097,770

Net Realized Gain on Investments Allocated from Portfolios    54,031             4,150                  -           58,181
                                                      ---------------  ---------------- ------------------  ---------------

Net Increase in Net Assets from Operations              $ 22,759,506       $ 2,154,372          $ 242,073     $ 25,155,951
                                                      ===============  ================ ==================  ===============

                               PRELIMINARY COPIES

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this ___ day of February, 2003, by and between Monarch Funds (the "Trust"), a Massachusetts business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and Forum Funds ("Forum"), a Delaware statutory trust, for itself and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

---------------------------------- ---------------------------------------------
          Acquiring Funds                           TARGET FUNDS
---------------------------------- ---------------------------------------------

---------------------------------- ---------------------------------------------
    Daily Assets Treasury Fund         Daily Assets Treasury Obligations Fund
---------------------------------- ---------------------------------------------
   Daily Assets Government Fund       Daily Assets Government Obligations Fund
---------------------------------- ---------------------------------------------
      Daily Assets Cash Fund                   Daily Assets Cash Fund
---------------------------------- ---------------------------------------------

     WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Target Fund in connection with the dissolution and liquidation of the Corresponding Target Fund (each a "REORGANIZATION"); and

     WHEREAS, the parties, for convenience, have structured this Plan so that it generally refers to a single Reorganization between a single Acquiring Fund and its Corresponding Target Fund, but intend for this Plan and its terms and conditions to apply to each Reorganization; and

     WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "CODE"), and that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

     NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

     1.   DEFINITIONS.

          The following terms shall have the following meanings:

1940 ACT                        The Investment Company Act of 1940, as amended.

ACQUIRING CLASS                 The class  of the  Acquiring Fund  whose  shares
                                that the Trust will issue to the shareholders of the Corresponding Target Class set forth in Schedule A.

ASSETS All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Target Fund whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether
                                absolute  or   contingent,  Known  or   unknown,
                                accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

ASSETS LIST                     A list of securities and  other Assets and Known
                                Liabilities of  or attributable  to  the  Target
                                Fund as of the date provided to the Trust.

CLOSING DATE                    A date that the parties agree to in writing.

CORRESPONDING TARGET CLASS      The Target Fund  share class  set forth opposite
                                the Acquiring Class in Schedule A.

EFFECTIVE TIME                  9:00 a.m.  Eastern  time  on  the  business  day
                                following the Closing Date, or such other time as the parties may agree to in writing.

FUND The Acquiring Fund or the Target Fund as the context may require.

KNOW, KNOWN OR KNOWLEDGE        Known after reasonable inquiry.

LIABILITIES                     All liabilities of, allocated or attributable to
                                the Target Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

NET VALUE OF ASSETS             Value of Assets net of Liabilities.

REORGANIZATION DOCUMENTS        Such  bills  of  sale,   assignments  and  other
                                instruments as desirable for the Target Fund to transfer to the Acquiring Fund all right and title to and interest in the Target Fund's
                                Assets and for the Acquiring Fund to assume the Target Fund's Liabilities.

SCHEDULE A                      Schedule A to this Plan.

TARGET FINANCIAL STATEMENTS     The audited financial  statements  of the Target
                                Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

VALUATION TIME                  The time on the  Closing Date,  the business day
                                immediately  preceding the  Closing Date  if the
                                Closing Date  is not  a business  day,  or  such
                                other date  as  the  parties  may  agree  to  in
                                writing, that the Trust determines the net asset
                                value of the shares  of the Acquiring  Fund  and
                                determines  the net value  of the  Assets  of or
                                attributable   to   the   Target  Fund.   Unless
                                otherwise  agreed to in  writing,  the Valuation
                                Time shall be at the time of day then set forth in the Target Fund's Registration Statement on
                                Form N-1A as the time of day at which net asset value is calculated.

     2.   REGULATORY FILINGS AND SHAREHOLDER ACTION.

          (a) The Trust and Forum shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

          (b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

          (c) Prior to the Closing Date, the Target Fund shall hold a shareholder meeting to consider and approve this plan, the Reorganization and such other matters as the Target Fund's Board of Trustees may determine.

     3. TRANSFER OF ASSETS. The Trust and Forum shall take the following steps with respect to the Reorganization:

          (a) On or prior to the Closing Date, Forum shall endeavor to pay or make reasonable provision to pay out of the Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to the Target Fund and that are due and payable as of the Closing Date.

          (b) At the Effective Time, Forum shall assign, transfer, deliver and convey all of the Assets to the Acquiring Fund, subject to all of the Liabilities. The Trust shall then accept the Assets and assume the Liabilities such that at and after the Effective Time
               (i) all of the Assets at or after the Effective Time shall become and be the assets of the Acquiring Fund and (ii) all of the Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

          (c) Forum shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following bases:

               (1) In exchange for the transfer of the Assets, the Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Trust shall determine the number of shares of the Acquiring Class to be issued by dividing the Net Value of Assets of the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the Net Value of the Assets of the Corresponding Target Class.

               (2) The parties shall determine, as of the Valuation Time, the net asset value of the Acquiring Fund shares to be delivered and the net asset value of the Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

               (3) Forum shall transfer the Assets with good and marketable title to the Trust for the benefit the Acquiring Fund. Forum shall transfer all cash in the form of immediately available funds payable to the order of the Trust for the benefit of the Acquiring Fund. Forum shall transfer any of the Assets that were not transferred to the Trust at the Effective Time to the Trust at the earliest practicable date thereafter.

          (d) Promptly after the Closing Date, Forum will deliver to the Trust a Statement of Assets and Liabilities of the Target Fund as of the Closing Date (usually within one week).

     4. DISSOLUTION AND LIQUIDATION OF THE TARGET FUND, REGISTRATION OF SHARES AND ACCESS TO RECORDS. The Trust and Forum also shall take the following steps in connection with the Reorganization:

          (a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each Corresponding Target Class shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. The Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares of each Corresponding Target Class. The Target Fund shall then wind up its affairs and dissolve as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

          (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

          (c) At and after the Closing Date, Forum shall provide the Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Target Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

     5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF FORUM. Forum, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, the Trust as follows:

          (a) Forum is a statutory trust, validly existing and in good standing under the laws of the State of Delaware. Forum's Board of Trustees duly established and designated each class of the Target Fund as a class of the Target Fund. Forum is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (b) Forum has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

          (c) Forum's Board of Trustees has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Forum have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate Forum's Trust Instrument or By-Laws. Except for obtaining the approval of Target Fund shareholders, Forum does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

          (d) The Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year which includes the Effective Time.

          (e) Forum has duly authorized and validly issued all of its issued and outstanding shares and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the Target Fund shares, nor are there any securities convertible into Target Fund shares.

          (f) Forum shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganization.

          (g) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

          (h) The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of the Target Fund's most recent fiscal year-end and the results of the Target Fund's operations and changes in its net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

          (i) To the Knowledge of the Trust, the Target Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

          (j) Forum does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Target Fund or the Assets or businesses. Forum does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or the Assets or its ability to consummate the transactions contemplated by the Plan.

          (k) Except for contracts, agreements, franchises, licenses, or permits entered into or granted in the ordinary course of its business in each case under which no material default exists, Forum is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

          (l) Forum has filed its federal income tax returns of the Target Fund, copies of which have been previously delivered to the Trust, for all taxable years to and including the Target Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

          (m) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

     6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with Forum as follows:

          (a) The Trust is organized as a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust's Board of Trustees has duly established and designated the Acquiring Fund as a series of the Trust and each Acquiring Class as a class of the Acquiring Fund. Upon the Closing Date, the Trust will be registered with the SEC as an open-end management company under the 1940 Act.

          (b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to enter into this Plan and to consummate the transactions contemplated herein.

          (c) The Trust's Board of Trustees has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument or By-Laws. The Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

          (d) The Acquiring Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of its current taxable year.

          (e) The Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to the Corresponding Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

          (f) The Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its assets or businesses. There are no facts that the Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated herein.

          (g) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

          (h) The Trust has made all state filings to register each Acquiring Class in each jurisdiction that the Corresponding Target Class is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

          (i) Since August 31, 2002, there has been no material adverse change in the financial condition, business, properties or assets of the Acquiring Fund.

     7. CONDITIONS TO FORUM'S OBLIGATIONS. The obligations of Forum with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) The Trust shall have duly executed and delivered the applicable Reorganization Documents to Forum.

          (b) The Target Fund's shareholders shall have approved the reorganization in the manner required by Forum's Trust Instrument and applicable law. If the Target Fund shareholders fail to approve the reorganization, that failure shall release the obligations of the Trust with respect to the Target Fund under this Plan.

          (c) The Trust shall have delivered to Forum a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of the Trust, in a form reasonably satisfactory to Forum, stating that the representations and warranties of the Trust in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (d) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

          (e) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (f) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

          (g)  Forum  shall  have  received  from  the  Trust  a  duly  executed
               instrument   whereby  the  Acquiring  Fund  assumes  all  of  the
               Liabilities of or attributable to the Target Fund.

          (h) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (i) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (j) The parties shall have received a certificate from Forum Financial Group, LLC stating that it will pay all legal and accounting expenses incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

          (k) Forum's Board of Trustees shall have determined that the Target Fund's participation in the Reorganization is in the best interests of the Target Fund

     8. CONDITIONS TO THE TRUST'S OBLIGATIONS. The obligations of Trust with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) Forum shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

          (b) Forum shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of Forum in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (c) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

          (d) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under
               Section 25(c) of the 1940 Act.

          (e) Forum shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

          (f) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (g) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (h) The parties shall have received a certificate from Forum Financial Group, LLC stating that it will pay all of the expenses incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

          (i) The Board of Trustees of the Trust shall have determined that the Acquiring Fund's participation in the Reorganization is in the best interests of the Acquiring Fund.

          (j) Forum Investment Advisors LLC shall have represented to the Forum Board of Trustees that, based upon advice from Seward & Kissel LLP, the Reorganization will not result in any tax consequences to Forum shareholders.

     9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

     10. TERMINATION OF PLAN. A majority of a party's Board of Trustees may terminate this Plan with respect to the Acquiring Fund or Target Fund, as appropriate, at any time before the applicable Effective Time if:
          (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the Reorganization is not in the best interests of shareholders and gives notice to the other party.

     11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

     12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

     13. AMENDMENTS. The parties may, by agreement in writing authorized by its respective Boards of Trustees amend this Plan at anytime before or after the Target Fund's shareholders approve the reorganization. However, after the Target Fund's shareholders have approved the Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.

     14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

     15. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

     16. LIMITATION ON LIABILITIES. The obligations of Forum and the Target Fund or the Trust and the Acquiring Fund shall not bind any of their respective Trustees, shareholders, nominees, officers, agents, or employees of Forum or the Trust personally, but shall bind only the assets and property of the Target Fund and Acquiring Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund or the Acquiring Fund, as appropriate.

     17. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

          For Forum:

                   Leslie K. Klenk
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, Maine 04101

          With copies to:

                   Anthony C.J. Nuland, Esq.
                   Seward & Kissel LLP
                   1200 G Street, N.W., Suite 350
                   Washington, D.C. 20005

          For Monarch:

                   Patrick J. Keniston
                   Forum Financial Group, LLC
                   Two Portland Square
                   Portland, ME 04101

          With copies to:

                   Robert J. Zutz, Esq.
                   Kirkpatrick & Lockart LLP
                   1800 Massachusetts Avenue, NW
                   Washington, D.C. 20036-1800

     18. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

                                                     FORUM FUNDS, FOR ITSELF AND ON BEHALF OF EACH
                                                     OF DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY
                                                     ASSETS GOVERNMENT OBLIGATIONS FUND, AND DAILY
                                                     ASSETS CASH FUND

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:


                                                     MONARCH FUNDS, FOR ITSELF AND ON BEHALF OF
                                                     EACH OF ITS SERIES

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                Name:
Title:                                               Title:



                                   SCHEDULE A

                            CORRESPONDING CLASS TABLE

------------------------------- ----------------------------- ------------------------------ ------------------------------
Acquiring Class                                                Corresponding Target Class
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Treasury Fund      Institutional Shares          Daily Assets Treasury          Institutional Shares
                                Obligations Fund
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Government Fund    Institutional Shares          Daily Assets Government        Institutional Shares
                                Obligations Fund
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Investor Shares                                              Investor Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------
Daily Assets Cash Fund          Institutional Shares          Daily Assets Cash Fund         Institutional Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Institutional Service Shares                                 Institutional Service Shares
------------------------------- ----------------------------- ------------------------------ ------------------------------
                                Investor Shares                                              Investor Shares

------------------------------- ----------------------------- ------------------------------ ------------------------------

------------------------------- ----------------------------- ------------------------------ ------------------------------

                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

                                      PROXY

        (FOR SHAREHOLDERS OF DAILY ASSETS TREASURY OBLIGATIONS FUND ONLY)

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES


Revoking any such prior appointments, the undersigned appoints Lisa J. Weymouth, Leslie K. Klenk and Patrick J. Keniston (or, if only one shall act, that one) proxies with the power of substitution to vote all of the shares of Daily Assets Treasury Obligations Fund (the "Forum Series"), a series of Forum Funds (the "Trust"), registered in the name of the undersigned at the Special Meeting of Shareholders of the Forum Series to be held at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, on ________, 2003, at 10:00 a.m. (Eastern time), and at any postponements or adjournments thereof.


The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO CHOICE IS SPECIFIED ON THE PROXY, PROPERLY EXECUTED PROXIES THAT ARE RETURNED IN TIME TO BE VOTED AT THE MEETING WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL SET FORTH BELOW. The Trust has proposed this Proposal. The Board of Trustees recommends voting "FOR" the Proposal.

                                    PROPOSAL

            To approve the reorganization of the Daily Assets Treasury Obligations Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Treasury Fund, a series of Monarch Funds, a Massachusetts business trust.

                      FOR _____ AGAINST _____ ABSTAIN _____

(NOTE: Checking the box labeled "Abstain" will result in the shares covered by the Proxy being treated as if they were voted "Against" a Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting of Shareholders to be held on __________, 2003. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

   __________________________________________________            _______________
   Authorized Signature                                               Date

   __________________________________________________
   Printed Name (and Title if Applicable)

   __________________________________________________            _______________
   Authorized Signature (Joint Investor or Second Signatory)          Date

   __________________________________________________
   Printed Name (and Title if Applicable)

                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

                                      PROXY

       (FOR SHAREHOLDERS OF DAILY ASSETS GOVERNMENT OBLIGATIONS FUND ONLY)

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES


Revoking any such prior appointments, the undersigned appoints Lisa J. Weymouth, Leslie K. Klenk and Patrick J. Keniston (or, if only one shall act, that one) proxies with the power of substitution to vote all of the shares of Daily Assets Government Obligations Fund (the "Forum Series"), a series of Forum Funds (the "Trust"), registered in the name of the undersigned at the Special Meeting of Shareholders of the Forum Series to be held at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, on ________, 2003, at 10:00 a.m. (Eastern time), and at any postponements or adjournments thereof.


The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO CHOICE IS SPECIFIED ON THE PROXY, PROPERLY EXECUTED PROXIES THAT ARE RETURNED IN TIME TO BE VOTED AT THE MEETING WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL SET FORTH BELOW. The Trust has proposed this Proposal. The Board of Trustees recommends voting "FOR" the Proposal.

                                    PROPOSAL

            To approve the reorganization of the Daily Assets Government Obligations Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Government Fund, a series of Monarch Funds, a Massachusetts business trust.

                      FOR _____ AGAINST _____ ABSTAIN _____

(NOTE: Checking the box labeled "Abstain" will result in the shares covered by the Proxy being treated as if they were voted "Against" a Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting of Shareholders to be held on __________, 2003. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

   __________________________________________________            _______________
   Authorized Signature                                               Date

   __________________________________________________
   Printed Name (and Title if Applicable)

   __________________________________________________            _______________
   Authorized Signature (Joint Investor or Second Signatory)          Date

   __________________________________________________
   Printed Name (and Title if Applicable)

                                  FORUM FUNDS
                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101

                                     PROXY

               (FOR SHAREHOLDERS OF DAILY ASSETS CASH FUND ONLY)

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES


Revoking any such prior appointments, the undersigned appoints Lisa J. Weymouth, Leslie K. Klenk and Patrick J. Keniston (or, if only one shall act, that one) proxies with the power of substitution to vote all of the shares of Daily Assets Cash Fund (the "Forum Series"), a series of Forum Funds (the "Trust"), registered in the name of the undersigned at the Special Meeting of Shareholders of the Forum Series to be held at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, on ________, 2003, at 10:00 a.m. (Eastern time), and at any postponements or adjournments thereof.


The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO CHOICE IS SPECIFIED ON THE PROXY, PROPERLY EXECUTED PROXIES THAT ARE RETURNED IN TIME TO BE VOTED AT THE MEETING WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL SET FORTH BELOW. The Trust has proposed this Proposal. The Board of Trustees recommends voting "FOR" the Proposal.

                                    PROPOSAL

            To approve the reorganization of the Daily Assets Cash Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Cash Fund, a series of Monarch Funds, a Massachusetts business trust.

                      FOR _____ AGAINST _____ ABSTAIN _____

(NOTE: Checking the box labeled "Abstain" will result in the shares covered by the Proxy being treated as if they were voted "Against" a Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting of Shareholders to be held on __________, 2003. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

   __________________________________________________            _______________
   Authorized Signature                                               Date

   __________________________________________________
   Printed Name (and Title if Applicable)

   __________________________________________________            _______________
   Authorized Signature (Joint Investor or Second Signatory)          Date

   __________________________________________________
   Printed Name (and Title if Applicable)

[Logo] FORUM
       FINANCIAL GROUP

___________, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C.  20549

Re:      Forum Funds
         File Nos. 811-3023; 2-67052

Ladies and Gentlemen:


     On behalf of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund (the "Forum Series'"), each a series of Forum Funds (the "Trust"), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended ("Exchange Act"), are preliminary proxy materials to be used in connection with the special meeting of shareholders of the Forum Series' expected to be held on __________, 2003. No fee is required per Exchange Act Rule 14a-6(i)(2) of
Schedule 14A.

     The purpose of the meeting is for the respective Forum Series' shareholders to vote on the following:


     1. To approve the reorganization of the Daily Assets Treasury Obligations Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Treasury Fund, a series of Monarch Funds, a Massachusetts business trust;

     2. To approve the reorganization of the Daily Assets Government Obligations Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Government Fund, a series of Monarch Funds, a Massachusetts business trust;

     3. To approve the reorganization of the Daily Assets Cash Fund, a series of Forum Funds, a Delaware statutory trust, into the Daily Assets Cash Fund, a series of Monarch Funds, a Massachusetts business trust; and

     4. To transact such other business as may properly come before the meeting.

     The Trust intends to release definitive copies of the proxy materials to shareholders on __________, 2003. Please contact the undersigned at (207) 822-6228 if you have any comments or questions concerning this filing.

                                        Very truly yours,

                                        /s/ Patrick J. Keniston
                                            Patrick J. Keniston
                                            Staff Attorney

cc:    John M. Ganley

         Securities and Exchange Commission
       Anthony C.J. Nuland, Esquire
         Seward & Kissel, LLP


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TWO PORTLAND SQUARE PORTLAND, MAINE 04101 TEL: 207-879-1900FAX: 207-879-6050 WWW.FORUM-FINANCIAL.COM
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                        PORTLAND   WARSAW   BERMUDA   MALTA
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